Investment Objectives and Goals - John Hancock International Dynamic Growth Select ETF	Oct. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock International Dynamic Growth Select ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation.